              PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                        SUPPLEMENT DATED JAN. 2, 2007*

-------------------------------------------------------------------------------------------------------------------------------
PRODUCT NAME (OLD NAME/                      PROSPECTUS     SAI           DATE           VARIABLE ACCOUNT NAME
NEW NAME, IF APPLICABLE)                     FORM #         FORM #                       (OLD NAME/NEW NAME)
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK FLEXIBLE ANNUITY/       S-6175 X       S-6336 D      5/1/2006       IDS LIFE OF NEW YORK ACCOUNTS
RIVERSOURCE(SM) FLEXIBLE ANNUITY             (5/06)         (5/06)                       4, 5, 6, 9, 10, 11, 12, 13,
                                                                                         14, 15, 16, 17, 18 AND 19/
                                                                                         RIVERSOURCE OF NEW YORK ACCOUNT 4
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK FLEXIBLE                S-6163 M       S-6343 D      5/1/2006       IDS LIFE OF NEW YORK VARIABLE
PORTFOLIO ANNUITY/RIVERSOURCE(SM)            (5/06)         (5/06)                       ANNUITY ACCOUNT/RIVERSOURCE OF
FLEXIBLE PORTFOLIO ANNUITY                                                               NEW YORK VARIABLE ANNUITY ACCOUNT
------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR               S-6471 H       S-6343 D      5/1/2006
VARIABLE ANNUITY(SM)                         (5/06)         (5/06)
------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR               S-6410 F       S-6343 D      5/1/2006
ADVANTAGE(SM) VARIABLE ANNUITY;              (5/06)         (5/06)
RIVERSOURCE RETIREMENT ADVISOR
SELECT(SM) VARIABLE ANNUITY
------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR               S-6362 F       S-6343 D      5/1/2006
ADVANTAGE PLUS(SM) VARIABLE ANNUITY;         (5/06)         (5/06)
RIVERSOURCE RETIREMENT ADVISOR
SELECT PLUS(SM) VARIABLE ANNUITY
------------------------------------------------------------------------------------
RIVERSOURCE RETIREMENT ADVISOR 4             S-6504 A       S-6504-20 A   6/15/2006
ADVANTAGE(SM) VARIABLE ANNUITY;              (6/06)         (7/06)
RIVERSOURCE RETIREMENT ADVISOR 4
SELECT(SM) VARIABLE ANNUITY;
RIVERSOURCE RETIREMENT ADVISOR 4
ACCESS(SM) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE                S-6419 H       S-6337 D      5/1/2006       IDS LIFE OF NEW YORK ACCOUNT 8/
UNIVERSAL LIFE IV/RIVERSOURCE(SM)            (5/06)         (5/06)                       RIVERSOURCE OF NEW YORK ACCOUNT 8
VARIABLE UNIVERSAL LIFE IV; IDS LIFE
OF NEW YORK VARIABLE UNIVERSAL LIFE IV -
ESTATE SERIES/RIVERSOURCE(SM) VARIABLE
UNIVERSAL LIFE IV - ESTATE SERIES
------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK SUCCESSION              S-6203 G       S-6337 D      5/1/2006
SELECT(SM) VARIABLE LIFE INSURANCE/          (5/06)         (5/06)
RIVERSOURCE SUCCESSION SELECT(SM)
VARIABLE LIFE INSURANCE
------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE                S-6171 AH      S-6337 D      5/1/2006
UNIVERSAL LIFE/RIVERSOURCE(SM)               (5/06)         (5/06)
VARIABLE UNIVERSAL LIFE
------------------------------------------------------------------------------------
IDS LIFE OF NEW YORK VARIABLE                S-6211 H       S-6337 D      5/1/2006
UNIVERSAL LIFE III/                          (5/06)         (5/06)
RIVERSOURCE(SM) VARIABLE UNIVERSAL
LIFE III
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

Effective Dec. 31, 2006, American Centurion Life Assurance Company merged into its affiliate, IDS Life Insurance Company of New York (IDS Life of New York). At the time of the merger, IDS Life of New York was renamed RiverSource Life Insurance Co. of New York (RiverSource Life of NY). All references to "we," "us," "our" or "IDS Life of New York" are replaced with RiverSource Life of NY.

Effective Jan. 1, 2007, RiverSource Distributors, Inc., a wholly-owned subsidiary of Ameriprise Financial, Inc. and our affiliate, replaced Ameriprise Financial Services, Inc. as the principal underwriter and general distributor of the contracts and policies. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

Effective Jan. 2, 2007, the names of the contracts and policies and of the variable accounts are those shown in the table above.

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290825-1 A (1/07)

* Valid until 1/3/07.